CONSOLIDATED FINANCIAL STATEMENTS - Acquisition total purchase price (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS
Total		R$ 442,542
SILAT
CONSOLIDATED FINANCIAL STATEMENTS
Net assets, Fair value of the acquisition	R$ 475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
Total	R$ 442,542